Segment and Geographic Information - Summary of Disaggregation of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Research and development	$ 8,889	$ 9,568	$ 26,474	$ 28,395	$ 37,168	$ 44,020
Total operating expenses	17,720	16,687	50,817	49,485	64,904	70,763
Operating Segments
Segment Reporting Information [Line Items]
Research and development	8,889	9,568	26,474	28,395	37,168	44,020
Sales and marketing	2,479	2,758	7,427	8,025	10,731	11,512
General and administrative	6,352	4,361	16,916	13,065	17,005	15,231
Total operating expenses	$ 17,720	$ 16,687	$ 50,817	$ 49,485	$ 64,904	$ 70,763